CONTINGENCIES	12 Months Ended
Dec. 31, 2022
CONTINGENCIES
CONTINGENCIES

21.     CONTINGENCIES

Legal proceedings

During the periods covered by the Group’s consolidated financial statements and in the subsequent period until their approval, the Group has been, and continues to be, subject to legal proceedings and adjudications from time to time, none of which has had, individually or in the aggregate, a material adverse impact on the Group. Management believes that the ultimate liability, if any, arising from such proceedings and adjudications, will not have a material adverse impact on the Group’s financial position or operating results.

Russian Federation tax and regulatory environment

The taxation system in the Russian Federation continues to evolve and is characterized by frequent changes in legislation, official pronouncements and court decisions, which are sometimes contradictory and subject to varying interpretation by different tax authorities. Management’s interpretation of such legislation as applied to the transactions and activity of the Group may be challenged by a number of authorities, which may impose severe fines, penalties and interest charges.

Recent events within the Russian Federation suggest that the tax authorities are taking a more assertive and substance-based position in their interpretation and enforcement of tax legislation and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged. As such, significant additional taxes, penalties and interest may be assessed. A tax year generally remains open for review by the tax authorities during the three subsequent calendar years, while under certain circumstances reviews may cover longer periods.

The Group estimates that possible exposure in relation to the above mentioned tax risks, that are more than remote, but less than probable and, accordingly, for which no liability is required to be recognized, could be up to an aggregate of approximately 33 as of December 31, 2022.

Operating environment

The Group’s operations are concentrated in the Russian Federation. Consequently, the Group is exposed to the economic and financial environment in the Russian Federation, which display the characteristics of an emerging market. The legal, tax and regulatory frameworks continue to develop and are subject to varying interpretations and frequent changes which combined with other legal and fiscal impediments, aggravate the challenges faced by entities operating in the Russian Federation.

Over the past several years, Russia has been involved in conflicts, both economic and military, involving neighboring and distant states. On March 2014, following a public referendum, the Crimean Peninsula and the city of Sevastopol were proclaimed as new separate constituents of Russia by the governing authorities of Russia, Crimea and Sevastopol. The events relating to Ukraine and Crimea prompted condemnation by members of the international community and were strongly opposed by the United States and the European Union, with a resulting material negative impact on Russia’s relationship with them. Tensions between Russia and the United States and between Russia and the European Union further increased in subsequent years as a result of the conflict in Syria and a host of other issues. Tensions between Russia and the United States, NATO, the European Union and the United Kingdom with respect to Ukraine further escalated in late 2021.

On February 24, 2022, Russian military forces commenced a special military operation in Ukraine and the length, prolonged impact and outcome of this ongoing military conflict remains highly unpredictable. The current geopolitical crisis and international actions in response to it have materially and adversely impacted the macroeconomic climate and operating conditions in Russia, resulting in significant ruble exchange rate and market volatility, materially increased interest rates and inflation, withdrawal of a number of Western businesses from the Russian market or a reduction in their operations or services in the country, a decrease in imports and consumer spending. While the military conflict in Ukraine continued to unravel, the Russian authorities announced partial mobilization of military reservists in September 2022, which further exacerbated economic uncertainty and led to social tensions, the full implication of which are not yet clear. It is also possible that further mobilization efforts may be initiated during 2023. We cannot predict how the conflict will unfold or the impact it will have on Russian economy and geopolitical environment in short and long terms.

In response to the military conflict in Ukraine, the United States, the United Kingdom, the European Union governments and other countries, have imposed unprecedented sanctions and export-control measures. The imposed sanctions have targeted large parts of the Russian’s economy and include, among others, blocking sanctions on some of the largest state-owned and private Russian financial institutions (and their subsequent removal from SWIFT), Russian businessmen and their businesses, the blocking of Russia’s foreign currency reserves, expansion of sectoral sanctions and export and trade restrictions, limitations on investments and access to capital markets and bans on various Russian imports.

Given the vast scope of the sanctions and other measures in response to the conflict in Ukraine, it is hard to predict their full impact on Russian economy or certain sectors thereof, but it is expected to be significant. Furthermore, the Russian economy was and expected to be further significantly affected as result of many U.S. and other multi-national businesses indefinitely suspending their operations and pausing all commercial activities in Russia. These corporate boycotts have resulted in supply chain disruptions and unavailability or scarcity of certain raw materials, technological and medical goods, have significantly affected commodity markets, leading to rapid price increases, and amplified the sharp rise in inflation growth.

In response to accelerating inflation and a staggering depreciation of the ruble, on February 28, 2022, the Central Bank of the Russian Federation (CBR) increased its key interest rate from to 9.5% to 20.0%, subsequently reduced to 7.5% on September 16, 2022. The key interest rate hike, as well as tightening of subsidized mortgage programs by both the Russian government and developers coupled with overall high level of instability and lack of visibility led to the overall decrease in demand for primary and secondary real estate. While the gradual decrease of the key interest rate during the second and the third quarters of 2022, as well as recovery in subsidized mortgage programs, led to a gradual demand recovery from the second half of May 2022, the announcement of the partial military mobilization in Russia in late September increased uncertainty in the market and put an additional pressure on real estate demand. Annual inflation in Russia reached 11.94% in 2022, according to the Federal Service for State Statistics of the Russian Federation. Market instability, high levels of inflation, lower household income led to reductions in consumer purchasing power and had a negative impact on consumer confidence. This has adversely affected and may continue to affect the Russian real estate market, as reduced disposable income and purchasing power is likely to have an adverse effect on consumers’ ability or willingness to invest in new housing or real estate.

On February 28, 2022 trading on the Moscow Exchange in all equity securities was suspended, with the suspension later extended through March 24, 2022.

Also on February 28, 2022 the New York Stock Exchange halted trading in the Company’s American Depository Shares (“ADSs”).

Although, neither the Company nor any of its subsidiaries is subject to any sanctions announced to-date by the United States, the United Kingdom, the European Union or other countries, the impact of these and further developments on future operations and financial position of the Group may be significant, but at this stage is difficult to determine. Current and future risks to the Group include, among others, the deterioration of the Russian economy, the risk of reduced or blocked access to capital markets and ability to obtain financing and the risk of restrictions on the usage of certain software. The impact on the Group of risk that the Russian Ruble will further depreciate against other currencies is currently assessed as limited, as the majority of the Group’s expenses is denominated in Russian Rubles.

The Group had approximately 4,700 of cash and cash equivalents as of March 29, 2023. Management is confident, based on their current operating plan, that existing cash and cash equivalents together with the ability to cut a major part of the expenses related to marketing, if necessary, the Group will be able to meet anticipated cash needs for working capital, capital expenditures and general and administrative expenses for at least the next twelve months.

The Group’s consolidated financial statements reflect management’s assessment of the impact of the Russian business environment on the operations and the financial position of the Group. The future business environment may differ from management’s assessment.

COVID-19

In March 2020, the World Health Organization declared the COVID-19 virus a global pandemic. The highly contagious disease has spread to most of the countries including Russia, creating a negative impact on customers, workforces, and suppliers, disrupting economies and financial markets, and potentially leading to a worldwide economic downturn. The Group aimed to adapt to such adverse changes in conditions by exploring new ways of monetization and promotion of its products and services and cost optimization. As a result, the Group avoided any significant adverse impact on revenue or operating loss. However, the full impact of the COVID-19 outbreak continues to evolve as of the date of issuance of these consolidated financial statements. As such, it is uncertain as to the full magnitude that the pandemic will have on the Group’s financial condition, liquidity, and future results of operations.